Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of Company’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our stockholders’ investments. The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our financial performance for the years shown in the table. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:
Fiscal Year	Summary Compensation Table Total for PEO 1 (David O’Reilly) ($)(1)(2)(3)	Compensation Actually Paid to PEO 1 (David O’Reilly) ($)(1)(3)(4)	Summary Compensation Table Total for PEO 2 (Paul Layne) ($)(1)(2)(3)	Compensation Actually Paid to PEO 2 (Paul Layne) ($)(1)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(4)	Value of an initial $100 Investment based on:		Net Income (Loss) (thousand) ($)(7)	Total Segment EBT (thousand) ($)(8)
							Total Stockholder Return ($)(5)	Peer Group Total Stockholder Return ($)(6)
2023	$4,966,996	$5,175,557	—	—	$2,941,041	$3,106,919	67.47	118.71	$(551,773)	$(523,434)
2022	2,565,250	452,100	—	—	2,434,454	1,425,508	60.26	105.65	184,533	430,070
2021	3,851,162	4,835,249	—	—	2,073,652	2,616,212	80.27	143.02	56,100	296,657
2020	4,923,118	4,242,224	4,067,723	(3,215,717)	2,375,887	726,039	62.25	97.83	(26,154)	201,245
(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2023	David O’Reilly	A. Nikodemus, Kristi L. Smith, Carlos A. Olea, Peter F. Riley, L. Jay Cross
2022	David O’Reilly	L. Jay Cross, Carlos A. Olea, Peter F. Riley, Saul Scherl, Correne Loeffler
2021	David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl, Correne Loeffler
2020	Paul Layne, David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl

(2)
Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.

(3)
Paul Layne served as CEO until September 17, 2020, and Mr. O’Reilly began serving as Interim Chief Executive Officer until he was promoted on December 1, 2020.

(4)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change from prior year end in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2023 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For PEO)	Fiscal Year 2023 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$4,966,996	$2,941,041
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(2,321,025)	$(1,400,427)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$2,376,237	$1,267,885
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$128,880	$23,212
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	$148,718
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$26,865	$126,537
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(2,397)	$(46)
Plus:</(Minus)>: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	0
Compensation Actually Paid	$5,175,557	$3,106,919
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for fiscal year 2023. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.
Fiscal Year 2023
Restricted Stock Units
Stock Price	$73.51 – $85.72
Performance Share Units
Financial Metric Multiplier	100%
Market Condition Fair Value	$0.22 – $95.37
Volatility	27% – 31%
Risk-Free Interest Rate	4.1% – 4.7%
Stock Options
Expected Term (years)	3.8 – 3.9
Strike Price	$72.73 – $74.76
Volatility	33% – 36%
Dividend Yield	0%
Risk-Free Interest Rate	3.8%

(5)
Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)
Peer Group Total Stockholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Real Estate Index for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends. The S&P 500 Real Estate Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

(7)
The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

(8)
See Annex A for additional information regarding Total Segment EBT.

Company Selected Measure Name	Total Segment EBT
Named Executive Officers, Footnote
(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2023	David O’Reilly	A. Nikodemus, Kristi L. Smith, Carlos A. Olea, Peter F. Riley, L. Jay Cross
2022	David O’Reilly	L. Jay Cross, Carlos A. Olea, Peter F. Riley, Saul Scherl, Correne Loeffler
2021	David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl, Correne Loeffler
2020	Paul Layne, David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl

Peer Group Issuers, Footnote
(6)
Peer Group Total Stockholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Real Estate Index for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year, assuming reinvestment of dividends. The S&P 500 Real Estate Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 4,966,996
PEO Actually Paid Compensation Amount	$ 5,175,557
Adjustment To PEO Compensation, Footnote
(4)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change from prior year end in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2023 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For PEO)	Fiscal Year 2023 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$4,966,996	$2,941,041
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(2,321,025)	$(1,400,427)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$2,376,237	$1,267,885
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$128,880	$23,212
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	$148,718
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$26,865	$126,537
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(2,397)	$(46)
Plus:</(Minus)>: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	0
Compensation Actually Paid	$5,175,557	$3,106,919

Non-PEO NEO Average Total Compensation Amount	$ 2,941,041	$ 2,434,454	$ 2,073,652	$ 2,375,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,106,919	1,425,508	2,616,212	726,039
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change from prior year end in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2023 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For PEO)	Fiscal Year 2023 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$4,966,996	$2,941,041
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(2,321,025)	$(1,400,427)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$2,376,237	$1,267,885
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$128,880	$23,212
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	$148,718
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$26,865	$126,537
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(2,397)	$(46)
Plus:</(Minus)>: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	0
Compensation Actually Paid	$5,175,557	$3,106,919

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
Compensation Actually Paid vs. Net Income	Relationship between CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP vs. Total Segment EBT
Total Shareholder Return Vs Peer Group	Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
Tabular List, Table
The following table identifies the five most important financial performance measures used by our Compensation Committee to link the CAP to our CEO and other NEOs in 2023, to company performance.
Financial Performance Measures
Total Segment EBT
Operating Assets NOI
Corporate Cash G&A
MPC EBT
Total Stockholder Return

Total Shareholder Return Amount	$ 67.47	60.26	80.27	62.25
Peer Group Total Shareholder Return Amount	118.71	105.65	143.02	97.83
Net Income (Loss)	$ (551,773,000)	$ 184,533,000	$ 56,100,000	$ (26,154,000)
Company Selected Measure Amount	(523,434,000)	430,070,000	296,657,000	201,245,000
PEO Name	David O’Reilly
Share Based Payment Arrangement Restricted Stock Unit [Member]
Pay vs Performance Disclosure
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price, Minimum | $ / shares	$ 73.51
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price, Maximum | $ / shares	$ 85.72
Performance Share Units [Member]
Pay vs Performance Disclosure
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Financial Metric Multiplier	100.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Market Condition Fair Value, Minimum | $ / shares	$ 0.22
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Market Condition Fair Value, Maximum | $ / shares	$ 95.37
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	27.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	31.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.70%
Share Based Payment Arrangement Stock Options Member
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	33.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	36.00%
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term, Minimum	3 years 9 months 18 days
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term, Maximum	3 years 10 months 24 days
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Strike Price, Minimum | $ / shares	$ 72.73
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Strike Price, Maximum | $ / shares	$ 74.76
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.80%
Measure:: 1
Pay vs Performance Disclosure
Name	Total Segment EBT
Non-GAAP Measure Description	(8) See Annex A for additional information regarding Total Segment EBT
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Assets NOI
Measure:: 3
Pay vs Performance Disclosure
Name	Corporate Cash G&A
Measure:: 4
Pay vs Performance Disclosure
Name	MPC EBT
Measure:: 5
Pay vs Performance Disclosure
Name	Total Stockholder Return
David O' Reilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,966,996	$ 2,565,250	$ 3,851,162	$ 4,923,118
PEO Actually Paid Compensation Amount	5,175,557	452,100	4,835,249	4,242,224
Paul Layne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,067,723
PEO Actually Paid Compensation Amount				$ (3,215,717)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,321,025)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,376,237
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,880
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,865
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,397)
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,400,427)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,267,885
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,212
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,718
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,537
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0